Identifiable Intangible Assets and Useful Lives (Detail) - USD ($) $ in Thousands	Jul. 03, 2017	Jul. 01, 2015
Shannon Systems
Schedule of Finite Lived and Indefinite Lived Intangible Assets Acquired Through Business Combinations [Line Items]
Total identifiable intangible assets		$ 8,381
Shannon Systems | In Process Research and Development
Schedule of Finite Lived and Indefinite Lived Intangible Assets Acquired Through Business Combinations [Line Items]
Indefinite-lived intangible assets		$ 4,592
Indefinite-live intangible assets useful life		indefinite
Shannon Systems | Developed Technology
Schedule of Finite Lived and Indefinite Lived Intangible Assets Acquired Through Business Combinations [Line Items]
Finite-lived intangible assets		$ 3,789
Finite-lived intangible assets useful life		3 years 6 months
Bigtera
Schedule of Finite Lived and Indefinite Lived Intangible Assets Acquired Through Business Combinations [Line Items]
Finite-lived intangible assets	$ 4,736
Total identifiable intangible assets	4,736
Bigtera | Know How Technology
Schedule of Finite Lived and Indefinite Lived Intangible Assets Acquired Through Business Combinations [Line Items]
Finite-lived intangible assets	$ 3,753
Finite-lived intangible assets useful life	5 years 6 months
Bigtera | Current Technology
Schedule of Finite Lived and Indefinite Lived Intangible Assets Acquired Through Business Combinations [Line Items]
Finite-lived intangible assets	$ 983
Finite-lived intangible assets useful life	5 years 6 months